Note 35 - Derivatives - Profile of NIH hedging instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Within 1 year [Member]
As of
Nominal amount Foreign exchange forwards	€ 40,217	€ 32,702
Nominal amount Foreign exchange swaps	0	3,337
Total	40,217	36,039
1-3 years
As of
Nominal amount Foreign exchange forwards	60	78
Nominal amount Foreign exchange swaps	0	3,820
Total	60	3,898
3-5 years
As of
Nominal amount Foreign exchange forwards	0	0
Nominal amount Foreign exchange swaps	0	579
Total	0	579
Over 5 years
As of
Nominal amount Foreign exchange forwards	0	0
Nominal amount Foreign exchange swaps	0	3,030
Total	€ 0	€ 3,030